Vanguard® Capital Opportunity Fund
Schedule of Investments (unaudited)
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.9%)
Communication Services (6.2%)
	Alphabet Inc. Class A	2,427,230	442,120
	Alphabet Inc. Class C	2,123,780	389,544
*	Baidu Inc. ADR	2,420,500	209,325
*	Pinterest Inc. Class A	2,564,350	113,011
	Meta Platforms Inc. Class A	196,200	98,928
	Electronic Arts Inc.	404,300	56,331
	Universal Music Group NV	1,032,419	30,713
*	Trade Desk Inc. Class A	280,100	27,357
*	Netflix Inc.	24,010	16,204
*	Live Nation Entertainment Inc.	148,000	13,873
	Walt Disney Co.	133,997	13,304
*	ZoomInfo Technologies Inc.	830,600	10,607
*	Roblox Corp. Class A	50,300	1,872
*	Snap Inc. Class A	23,000	382
			1,423,571
Consumer Discretionary (8.9%)
	TJX Cos. Inc.	2,652,400	292,029
*	Tesla Inc.	1,449,290	286,786
	Alibaba Group Holding Ltd. ADR	3,903,000	281,016
*	Amazon.com Inc.	909,000	175,664
*	Royal Caribbean Cruises Ltd.	1,094,000	174,416
	Sony Group Corp. ADR	1,482,925	125,975
*	CarMax Inc.	1,716,597	125,895
*	Capri Holdings Ltd.	2,644,490	87,480
*,1	XPeng Inc. ADR	9,843,019	72,149
	Entain plc	7,880,240	62,488
	Ross Stores Inc.	402,500	58,491
*,1	Mobileye Global Inc. Class A	1,509,804	42,403
*	Burlington Stores Inc.	158,300	37,992
*	Flutter Entertainment plc	170,598	31,032
*	Ollie's Bargain Outlet Holdings Inc.	311,000	30,531
*	Carnival Corp.	1,577,945	29,539
	eBay Inc.	549,200	29,503
	Marriott International Inc. Class A	62,900	15,207
	Newell Brands Inc.	2,000,000	12,820
*	DoorDash Inc. Class A	110,550	12,026
	Las Vegas Sands Corp.	224,100	9,916
*	Ulta Beauty Inc.	23,000	8,875
*	Norwegian Cruise Line Holdings Ltd.	457,425	8,595
	Restaurant Brands International Inc.	57,600	4,053
*	Etsy Inc.	67,800	3,999
	Tapestry Inc.	88,300	3,778
*	Rivian Automotive Inc. Class A	239,000	3,207
*	Deckers Outdoor Corp.	2,130	2,062
*	Five Below Inc.	6,000	654
			2,028,581
Consumer Staples (0.4%)
*	Performance Food Group Co.	1,007,200	66,586
	Casey's General Stores Inc.	55,200	21,062
	Dollar General Corp.	44,050	5,825
*	US Foods Holding Corp.	78,500	4,159
			97,632
Energy (3.6%)
	Hess Corp.	1,789,274	263,953
	Exxon Mobil Corp.	2,142,692	246,667
[1]	New Fortress Energy Inc.	4,281,300	94,103
*,1	Transocean Ltd. (XNYS)	13,286,496	71,083
	EOG Resources Inc.	407,921	51,345
	Coterra Energy Inc.	1,153,350	30,760

Vanguard® Capital Opportunity Fund
		Shares	Market Value ($000)
	TechnipFMC plc	863,700	22,586
*	Southwestern Energy Co.	3,175,000	21,368
	ConocoPhillips	177,900	20,348
			822,213
Financials (7.0%)
	Raymond James Financial Inc.	2,890,550	357,301
	Wells Fargo & Co.	3,174,900	188,557
	Northern Trust Corp.	2,039,251	171,256
	Visa Inc. Class A	611,900	160,605
	MarketAxess Holdings Inc.	545,700	109,429
	Morgan Stanley	774,264	75,251
	CME Group Inc.	363,854	71,534
	Bank of America Corp.	1,756,600	69,860
	Tradeweb Markets Inc. Class A	658,800	69,833
*	PayPal Holdings Inc.	1,155,710	67,066
	Progressive Corp.	279,000	57,951
	Discover Financial Services	421,000	55,071
*	WEX Inc.	288,133	51,040
	LPL Financial Holdings Inc.	158,900	44,381
	JPMorgan Chase & Co.	151,600	30,663
	Mastercard Inc. Class A	30,600	13,499
	Charles Schwab Corp.	167,650	12,354
	Citigroup Inc.	68,100	4,322
	Goldman Sachs Group Inc.	3,450	1,560
			1,611,533
Health Care (31.2%)
	Eli Lilly & Co.	3,076,668	2,785,554
	Amgen Inc.	2,125,759	664,193
*	Biogen Inc.	2,344,787	543,569
*	BioMarin Pharmaceutical Inc.	5,486,780	451,727
*	Boston Scientific Corp.	5,082,226	391,382
	Thermo Fisher Scientific Inc.	475,730	263,079
	Novartis AG ADR	1,903,990	202,699
*	BioNTech SE ADR	2,372,416	190,647
	Bristol-Myers Squibb Co.	4,557,350	189,267
	AstraZeneca plc ADR	2,338,800	182,403
*	Elanco Animal Health Inc. (XNYS)	10,601,176	152,975
*	BeiGene Ltd. ADR	1,030,021	146,953
*	Illumina Inc.	1,268,070	132,361
*	Edwards Lifesciences Corp.	1,318,900	121,827
*	LivaNova plc	2,059,400	112,896
	Zimmer Biomet Holdings Inc.	929,000	100,824
	Roche Holding AG	337,338	93,462
	Revvity Inc.	618,050	64,809
*	Qiagen NV	1,474,891	60,603
*	Charles River Laboratories International Inc.	254,900	52,657
*	Alkermes plc	1,872,000	45,115
*,1	Immunocore Holdings plc ADR	1,194,890	40,495
*	Neurocrine Biosciences Inc.	287,740	39,613
*	Glaukos Corp.	238,700	28,250
	Agilent Technologies Inc.	200,700	26,017
	Medtronic plc	144,000	11,334
	Alcon Inc.	120,840	10,764
*	Waters Corp.	32,361	9,389
*,1	Allogene Therapeutics Inc.	3,547,479	8,266
[2]	Siemens Healthineers AG	133,680	7,699
*	Bridgebio Pharma Inc.	275,900	6,989
*,1,3	FibroGen Inc.	5,218,321	4,656
*	Repligen Corp.	32,858	4,142
*	GRAIL Inc.	194,295	2,986
	Humana Inc.	7,475	2,793
*	IQVIA Holdings Inc.	11,392	2,409
*	Omnicell Inc.	85,562	2,316
	Danaher Corp.	7,395	1,848
	Sandoz Group AG	50,078	1,815
*	Guardant Health Inc.	43,686	1,262
*	Mural Oncology plc	183,200	575
*	Adaptive Biotechnologies Corp.	28,100	102

Vanguard® Capital Opportunity Fund
		Shares	Market Value ($000)
*	Zimvie Inc.	4,830	88
			7,162,810
Industrials (11.4%)
	FedEx Corp.	1,649,274	494,518
	AECOM	4,062,036	358,028
	Jacobs Solutions Inc.	2,191,589	306,187
	Southwest Airlines Co.	8,539,489	244,315
	Airbus SE	1,363,020	187,070
*	United Airlines Holdings Inc.	3,643,913	177,313
	Delta Air Lines Inc.	2,801,500	132,903
*	American Airlines Group Inc.	11,068,300	125,404
*	NEXTracker Inc. Class A	2,575,797	120,753
	TransDigm Group Inc.	77,869	99,486
	Curtiss-Wright Corp.	300,200	81,348
	Textron Inc.	636,900	54,684
*	Uber Technologies Inc.	565,600	41,108
	IDEX Corp.	194,070	39,047
	GFL Environmental Inc. (XTSE)	633,100	24,647
	AMETEK Inc.	120,000	20,005
*	Lyft Inc. Class A	1,383,700	19,510
	Ryanair Holdings plc ADR	164,100	19,108
	Union Pacific Corp.	60,000	13,576
	Carrier Global Corp.	181,000	11,417
	Rockwell Automation Inc.	39,500	10,874
*	Chart Industries Inc.	75,200	10,854
	Caterpillar Inc.	30,000	9,993
*	JetBlue Airways Corp.	1,638,000	9,975
	Old Dominion Freight Line Inc.	42,000	7,417
	Veralto Corp.	9,667	923
			2,620,463
Information Technology (28.7%)
	Micron Technology Inc.	5,018,527	660,087
	Microsoft Corp.	1,383,300	618,266
	KLA Corp.	719,100	592,905
	NVIDIA Corp.	3,734,600	461,372
*	Flex Ltd.	15,066,902	444,323
	ASML Holding NV GDR (Registered)	343,567	351,376
	NetApp Inc.	2,635,610	339,467
*	Adobe Inc.	591,150	328,407
	Texas Instruments Inc.	1,471,940	286,336
	Intel Corp.	7,232,800	224,000
*	Trimble Inc.	3,189,831	178,375
	Universal Display Corp.	847,314	178,148
	Jabil Inc.	1,537,400	167,254
*	Descartes Systems Group Inc.	1,697,212	164,358
	QUALCOMM Inc.	717,710	142,953
	Entegris Inc.	967,700	131,027
	Corning Inc.	3,032,324	117,806
	Intuit Inc.	161,600	106,205
*	Nutanix Inc. Class A	1,666,519	94,742
	Oracle Corp.	669,200	94,491
*	FormFactor Inc.	1,457,241	88,207
*,1	ARM Holdings plc ADR	511,500	83,692
	Teradyne Inc.	485,600	72,010
*,1	Wolfspeed Inc.	3,047,300	69,357
	Salesforce Inc.	252,800	64,995
	Hewlett Packard Enterprise Co.	2,703,040	57,223
	HP Inc.	1,600,660	56,055
	Broadcom Inc.	32,570	52,292
*	Zoom Video Communications Inc. Class A	878,025	51,970
	Marvell Technology Inc.	516,000	36,068
*	Gitlab Inc. Class A	666,900	33,158
*	Autodesk Inc.	133,600	33,059
*	Crowdstrike Holdings Inc. Class A	59,800	22,915
*	Palo Alto Networks Inc.	64,750	21,951
*	Keysight Technologies Inc.	154,490	21,127
	Analog Devices Inc.	90,000	20,543
*	Okta Inc.	214,516	20,081
*	Aurora Innovation Inc.	6,922,200	19,174

Vanguard® Capital Opportunity Fund
		Shares	Market Value ($000)
*	Gartner Inc.	39,400	17,693
*,1	BlackBerry Ltd.	6,635,476	16,456
*	MongoDB Inc.	52,900	13,223
*	DocuSign Inc.	165,500	8,854
*	Western Digital Corp.	99,680	7,553
*	Unity Software Inc.	393,884	6,405
	Applied Materials Inc.	10,700	2,525
*	RingCentral Inc. Class A	34,000	959
	Telefonaktiebolaget LM Ericsson ADR	130,000	802
*	HubSpot Inc.	1,000	590
*	Arista Networks Inc.	200	70
			6,580,905
Materials (0.5%)
*	Ivanhoe Mines Ltd. Class A	7,245,800	93,482
	Albemarle Corp.	208,800	19,945
			113,427
Total Common Stocks (Cost $8,714,678)			22,461,135
Temporary Cash Investments (3.2%)
Money Market Fund (3.2%)
[4,5]	Vanguard Market Liquidity Fund, 5.380% (Cost $732,645)	7,328,737	732,800
Total Investments (101.1%) (Cost $9,447,323)			23,193,935
Other Assets and Liabilities—Net (-1.1%)			(246,953)
Net Assets (100%)			22,946,982
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $227,508,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate value was $7,699,000, representing 0.0% of net assets.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $239,931,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Vanguard® Capital Opportunity Fund
The following table summarizes the market value of the fund’s investments as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	22,046,856	414,279	—	22,461,135
Temporary Cash Investments	732,800	—	—	732,800
Total	22,779,656	414,279	—	23,193,935
D.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2024 Market Value ($000)
FibroGen Inc.	4,676	—	222	(9,840)	10,042	—	—	4,656
Vanguard Market Liquidity Fund	677,243	NA1	NA1	63	(8)	28,067	6	732,800
Total	681,919	—	222	(9,777)	10,034	28,067	6	737,456
1	Not applicable—purchases and sales are for temporary cash investment purposes.